Vessel, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Balance	$ 1,286,378
Balance	1,201,885	$ 1,286,378
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance	1,709,458	1,704,702
Additions/ (Depreciation)	3,102	4,756
Disposals	(72,106)
Balance	1,640,454	1,709,458
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(423,080)	(356,451)
Additions/ (Depreciation)	(32,682)	(66,629)
Disposals	17,193
Balance	(438,569)	(423,080)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,286,378	1,348,251
Additions/ (Depreciation)	(29,580)	(61,873)
Disposals	(54,913)
Balance	$ 1,201,885	$ 1,286,378